32. FINANCIAL RESULTS (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Results Details 2
Investment income	$ 377,695	$ 186,571	$ 334,273
Other finance income	192,836	784,080	287,371
Total	$ 570,531	$ 970,651	$ 621,644